Segment Information (Tables)	12 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Schedule of Contributions of Profitability Information For Reportable Segments

Contributions of the major activities, profitability information and asset information of the Company’s reportable segments for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Year ended March 31,
	2018			2019			2020
	Net sales	Intersegment Sales	Income (loss) Before incom tax	Net sales	Intersegment Sales	Income (loss) Before income tax	Net sales	Intersegment Sales	Income (loss) Before Income tax

Segment:
Injection molded plastic parts	$28,609	$(394)	$5,405	$28,956	$(178)	$3,686	$25,531	$(178)	$(1,197)
Electronic products	32,512	(60)	2,047	37,865	(62)	2,077	40,077	(62)	1,544

Segment total	$61,121	$(454)	$7,452	$66,821	$(240)	$5,763	$65,608	$(240)	$347

Reconciliation to consolidated totals:
Sales eliminations	(454)	454	-	(240)	240	-	(240)	240	-
Corporate expenses			$(1,255)			$(1,346)			$(1,294)
Consolidated totals:
Net sales	$60,667	$-		$66,581	$-		$65,368	$-
Income (loss) before income taxes			$6,197			$4,417			$(947)

	Year ended March 31,
	2018		2019		2020
	Interest Income From Bank deposits	Interest expenses	Interest Income From Bank deposits	Interest expenses	Interest Income From Bank deposits	Interest expenses
Segment:
Injection molded plastic parts	$257	$-	$173	$-	$204	$-
Electronic products	10	-	11	-	14	-
Consolidated total	$267	$-	$184	$-	$218	$-

	Year ended March 31,
	2018			2019			2020
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$72,691	$1,644	$1,802	$71,615	$711	$1,849	$66,741	$251	$1,754
Electronic products	27,708	63	336	28,554	167	265	28,638	256	219

Consolidated Totals	$100,399	$1,707	$2,138	$100,169	$878	$2,114	$95,379	$507	$1,973

Schedule of Net Sales by Geographical Area

The breakdown of sales by destination is analyzed as follows:

	Year ended March 31,
	2018	2019	2020
Net sales
United States of America	$10,630	$12,862	$11,228
PRC	30,077	30,772	27,097
United Kingdom	2,878	3,586	4,852
Hong Kong	4,610	4,726	6,188
Europe	8,304	8,186	9,827
Others	4,168	6,449	6,176
Total net sales	$60,667	$66,581	$65,368

Schedule of Segment Indentifiable Assets by Geographical Area

The location of the Company’s identifiable assets is as follows:

	March 31,
	2019	2020
Hong Kong and Macao	$46,077	$42,412
PRC	54,092	52,967
Total identifiable assets	100,169	95,379
Goodwill	-	-
Total assets	$100,169	$95,379